Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 12:-	DISCONTINUED OPERATIONS

In November 2021, the Company completed the acquisition of Comsec Ltd. and its subsidiaries. During 2023, one of the subsidiaries, Comsec Distribution Ltd. (“Distribution”) had financial, operational and commercials difficulties, cessation of sales starting July 2023, layoffs and departures of employees so that as of December 31, 2023 there were no employees in this activity.

As of December 31, 2023, there were no business activities in Comsec Distribution.

As of December 31, 2023 and based on the analysis performed by the Company’s management it has been determined that Comsec Distribution is considered as an abandoned business operation in accordance with IFRS 5, constitutes a component of the Company that represents a separate major line of business and therefore meets the criteria for classification as a discontinued operation.

Prior to the classification of Distribution as a discontinued operation, the recoverable amount of certain items of account receivables and inventory were estimated and an impairment loss in an amount of $431 thousand and $1,900 thousand, respectively were recognized in order to ascertain that the carrying amount of the account receivables and inventory is not higher than their recoverable amount.

Below are data of the operating results attributed to the discontinued operation:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Revenues from sales	5,459	29,741	2,987
Cost of sales	(5,931)	(27,383)	(2,713)
Gross profit (loss)	(472)	2,358	274
Sales and marketing expenses	351	1,126	91
General and administrative expenses	851	308	54
Operating income (loss)	(1,674)	924	129
Finance expenses, net	356	317	22
Income before taxes on income	(2,030)	607	107
Taxes on income	-	37	-
Income (loss) after taxes on income	(2,030)	569	107

Below are data of the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2023	2022	2021
	USD in thousands

Net cash provided by (used in) discontinued operating activities	1,917	1,867	(638)
Net cash provided by (used in) discontinued investing activities	(1,026)	949	730
Net cash used in discontinued financing activities	(1,375)	(2,429)	-
Total net cash provided by (used in) discontinued operation	(484)	387	92